Schedule components of operation lease expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Lease
Operating lease expense	$ 229	$ 96	$ 154
Short-term lease expense	5	1	4
Total lease expense	$ 234	$ 97	$ 158